Subsequent events (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2026	Sep. 30, 2026	Jun. 30, 2026	Aug. 14, 2026
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding trade receivables balance amount				$ 20,358,225
Repayment Arrangements [Member]
Subsequent Event [Line Items]
Outstanding trade receivables balance amount			$ 20,358,225
Repaid in monthly installments			60-month periods
Repayment Arrangements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding trade receivables balance amount	$ 20,358,225	$ 20,358,225
Repaid in monthly installments	60-month periods	60-month periods